Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Consolidation
Principles of Consolidation
The consolidated financial statements include all of the Company’s accounts and those of its consolidated subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current period presentation.
The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity (“VIE”) or voting interest model. The Company is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Company determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Company consolidates an entity when it holds a majority voting interest in an entity.
The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting (see Note 4).
VIE Model
An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the entity’s expected losses or right to receive the entity’s expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.
Under the VIE model, limited partnerships are considered a VIE unless the limited partners hold substantive kick-out
or participating rights over the general partner. The Company consolidates entities that are VIEs when the Company determines it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

Principles of Consolidation
The consolidated financial statements include all of the Company’s accounts and those of its consolidated subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current period presentation.
The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity (“VIE”) or voting interest model. The Company is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Company determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Company consolidates an entity when it holds a majority voting interest in an entity.
The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting (see Note 5).
VIE Model
An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the entity’s expected losses or right to receive the entity’s expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.
Under the VIE model, limited partnerships are considered a VIE unless the limited partners hold substantive kick-out
or participating rights over the general partner. The Company consolidates entities that are VIEs when the Company determines it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

Loans Held for Investment
Loans Held for Investment
The Company originates, acquires, and structures real estate-related loans generally to be held to maturity. Loans held for investment are carried at the principal amount outstanding, adjusted for the accretion of discounts on investments and exit fees, and the amortization of premiums on investments and origination fees. The Company’s preferred equity investments, which are economically similar to mezzanine loans and subordinate to any loans but senior to common equity, are accounted for as loans held for investment. Loans are carried at cost less allowance for loan losses.

Loans Held for Investment
The Company originates, acquires, and structures real estate-related loans generally to be held to maturity. Loans held for investment are carried at the principal amount outstanding, adjusted for the accretion of discounts on investments and exit fees, and the amortization of premiums on investments and origination fees. The Company’s preferred equity investments, which are economically similar to mezzanine loans and subordinate to any loans but senior to common equity, are accounted for as loans held for investment. Loans are carried at cost less allowance for loan losses.

Allowance for Loan Losses
Allowance for Loan Losses
The Company’s loans are typically collateralized by either the sponsors’ equity interest in the real estate properties or the underlying real estate properties. As a result, the Company regularly evaluates the extent and impact of any credit migration associated with the performance and/or value of the underlying collateral property as well as the financial and operating capability of the borrower/sponsor on a loan-by-loan
basis. Specifically, a property’s operating results and any cash reserves are analyzed and used to assess (i) whether cash from operations and/or reserve balances are sufficient to cover the debt service requirements currently and into the future; (ii) the ability of the borrower to refinance the loan; and/or (iii) the property’s liquidation value. The Company also evaluates the financial wherewithal of the sponsor as well as its competency in managing and operating the real estate property. In addition, the Company considers the overall economic environment, real estate sector, and geographic sub-market
in which the borrower operates. Such analyses are completed and reviewed by asset management and finance personnel, who utilize various data sources, including (i) periodic financial data such as debt service coverage ratio, property occupancy, tenant profile, rental rates, operating expenses, the borrower’s exit plan, the capitalization and discount rates; (ii) site inspections; and (iii) current credit spreads and discussions with market participants.
The Manager performs a quarterly evaluation for possible impairment of the Company’s portfolio of loans. A loan is impaired if it is deemed probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan. Impairment is measured based on the present value of expected future cash flows or the fair value of the collateral if the loan is collateral dependent. Upon measurement of impairment, the Company records an allowance to reduce the carrying value of the loan with a corresponding charge to net income.
In conjunction with the quarterly evaluation of loans not considered impaired, the Manager assesses the risk factors of each loan and assigns each loan a risk rating between 1 and 5, which is an average of the numerical ratings in the following categories: (i) sponsor capability and financial condition; (ii) loan and collateral performance relative to underwriting; (iii) quality and stability of collateral cash flows and/or reserve balances; and (iv) loan to value. Based on a
5-point
scale, the Company’s loans are rated “1” through “5”, from less risk to greater risk, as follows:

Risk Rating	Description
1	Very low risk
2	Low risk
3	Moderate/average risk
4	Higher risk
5	Highest risk
The Company records an allowance for loan losses equal to (i) 1.5% of the aggregate carrying amount of loans rated as a “4”, plus (ii) 5% of the aggregate carrying amount of loans rated as a “5”, plus (iii) impaired loan reserves, if any.

Allowance for Loan Losses
The Company’s loans are typically collateralized by either the sponsors’ equity interest in the real estate properties or the underlying real estate properties. As a result, the Company regularly evaluates the extent and impact of any credit migration associated with the performance and/or value of the underlying collateral property as well as the financial and operating capability of the borrower/sponsor on a loan-by-loan
basis. Specifically, a property’s operating results and any cash reserves are analyzed and used to assess (i) whether cash from operations and/or reserve balances are sufficient to cover the debt service requirements currently and into the future; (ii) the ability of the borrower to refinance the loan; and/or (iii) the property’s liquidation value. The Company also evaluates the financial wherewithal of the sponsor as well as its competency in managing and operating the real estate property. In addition, the Company considers the overall economic environment, real estate sector, and geographic sub-market
in which the borrower operates. Such analyses are completed and reviewed by asset management and finance personnel, who utilize various data sources, including (i) periodic financial data such as debt service coverage ratio, property occupancy, tenant profile, rental rates, operating expenses, the borrower’s exit plan, the capitalization and discount rates; (ii) site inspections; and (iii) current credit spreads and discussions with market participants.
The Manager performs a quarterly evaluation for possible impairment of the Company’s portfolio of loans. A loan is impaired if it is deemed probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan. Impairment is measured based on the present value of expected future cash flows or the fair value of the collateral if the loan is collateral dependent. Upon measurement of impairment, the Company records an allowance to reduce the carrying value of the loan with a corresponding charge to net income.
In conjunction with the quarterly evaluation of loans not considered impaired, the Manager assesses the risk factors of each loan and assigns each loan a risk rating between 1 and 5, which is an average of the numerical ratings in the following categories: (i) sponsor capability and financial condition; (ii) loan and collateral performance relative to underwriting; (iii) quality and stability of collateral cash flows and/or reserve balances; and (iv) loan to value. Based on a
5-point
scale, the Company’s loans are rated “1” through “5”, from less risk to greater risk, as follows:

Risk Rating	Description
1	Very low risk
2	Low risk
3	Moderate/average risk
4	Higher risk
5	Highest risk
The Company records an allowance for loan losses equal to (i) 1.5% of the aggregate carrying amount of loans rated as a “4”, plus (ii) 5% of the aggregate carrying amount of loans rated as a “5”, plus (iii) impaired loan reserves, if any.

Troubled Debt Restructuring Policy	There may be circumstances where the Company modifies a loan by granting the borrower a concession that it might not otherwise consider when a borrower is experiencing financial difficulty or is expected to experience financial difficulty in the foreseeable future. Such concessionary modifications are classified as troubled debt restructurings (“TDR”s) unless the modification solely results in a delay in a payment that is insignificant. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes.	There may be circumstances where the Company modifies a loan by granting the borrower a concession that it might not otherwise consider when a borrower is experiencing financial difficulty or is expected to experience financial difficulty in the foreseeable future. Such concessionary modifications are classified as troubled debt restructurings (“TDR”s) unless the modification solely results in a delay in a payment that is insignificant. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes.
Equity Investment in a Limited Partnership
Equity Investment in Unconsolidated Investments
The Company accounts for its equity interests in unconsolidated investments under the equity method of accounting, i.e., at cost, increased or decreased by its share of earnings or losses, less distributions, plus contributions and other adjustments required by equity method accounting.
The Company evaluates its equity investment unconsolidated investments on a periodic basis to determine if there are any indicators that the value of its equity investments may be impaired and whether or not that impairment is other-than-temporary. To the extent an impairment has occurred and is determined to be other-
than-temporary, the Company measures the charge as the excess of the carrying value of its investment over its estimated fair value, which is determined by calculating its share of the estimated fair market value of the underlying net assets based on the terms of the applicable partnership or joint venture agreements.
Equity Investment in Unconsolidated Investments
The Company accounts for its equity interests in unconsolidated investments under the equity method of accounting, i.e., at cost, increased or decreased by its share of earnings or losses, less distributions, plus contributions and other adjustments required by equity method accounting.
The Company evaluates its equity investment unconsolidated investments on a periodic basis to determine if there are any indicators that the value of its equity investments may be impaired and whether or not that impairment is other-than-temporary. To the extent an impairment has occurred and is determined to be other-than-temporary, the Company measures the charge as the excess of the carrying value of its investment over its estimated fair value, which is determined by calculating its share of the estimated fair market value of the underlying net assets based on the terms of the applicable partnership or joint venture agreements.

Marketable Securities Policy
Marketable Securities
The Company from time to time invests in short term debt and equity securities. These securities are classified as available-for-sale
and are carried at fair value. Changes in the fair value of equity securities are recognized in earnings. Changes in the fair value of debt securities are reported in other comprehensive income until a gain or loss on the securities is realized.

Marketable Securities
The Company from time to time invests in short term debt and equity securities. These securities are classified as available-for-sale
and are carried at fair value. Changes in the fair value of equity securities are recognized in earnings. Changes in the fair value of debt securities are reported in other comprehensive income until a gain or loss on the securities is realized.
Real Estate Owned
Real Estate Owned, Net
Real estate acquired is recorded at its estimated fair value at acquisition and is shown net of accumulated depreciation and impairment charges.
Acquisition of properties generally are accounted for as asset acquisitions. Under asset acquisition accounting, the costs to acquire real estate, including transaction costs, are accumulated and then allocated to individual assets and liabilities acquired based upon their relative fair value. The Company allocates the purchase price of its real estate acquisitions to land, building, tenant improvements, acquired in-place
leases, intangibles for the value of any above or below market leases at fair value and to any other identified intangible assets or liabilities. The Company amortizes the value allocated to in-place
leases over the remaining lease term, which is reported in depreciation and amortization expense on its consolidated statements of operations. The value allocated to above or below market leases are amortized over the remaining lease term as an adjustment to rental income.
Real estate assets are depreciated using the straight-line method over their estimated useful lives: buildings and improvements — not to exceed 40 years, and tenant improvements — shorter of the lease term or life of the asset. Ordinary repairs and maintenance which are not reimbursed by the tenants are expensed as incurred. Major replacements and betterments which improve or extend the life of the asset are capitalized and depreciated over their estimated useful life.
Management reviews the Company’s real estate for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The review of recoverability is based on estimated future cash flows and the estimated liquidation value of such real estate assets, and provide for impairment if such undiscounted cash flows are insufficient to recover the carrying amount of the real estate assets. If impaired, the real estate asset will be written down to its estimated fair value.

Real Estate Owned, Net
Real estate acquired is recorded at its estimated fair value at acquisition and is shown net of accumulated depreciation and impairment charges.
Acquisition of properties generally are accounted for as asset acquisitions. Under asset acquisition accounting, the costs to acquire real estate, including transaction costs, are accumulated and then allocated to individual assets and liabilities acquired based upon their relative fair value. The Company allocates the purchase price of its real estate acquisitions to land, building, tenant improvements, acquired in-place
leases, intangibles for the value of any above or below market leases at fair value and to any other identified intangible assets or liabilities. The Company amortizes the value allocated to in-place
leases over the remaining lease term, which is reported in depreciation and amortization expense on its consolidated statements of operations. The value allocated to above or below market leases are amortized over the remaining lease term as an adjustment to rental income.
Real estate assets are depreciated using the straight-line method over their estimated useful lives: buildings and improvements — not to exceed 40 years, and tenant improvements — shorter of the lease term or life of the asset. Ordinary repairs and maintenance which are not reimbursed by the tenants are expensed as incurred. Major replacements and betterments which improve or extend the life of the asset are capitalized and depreciated over their estimated useful life.
Management reviews the Company’s real estate for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The review of recoverability is based on estimated future cash flows and the estimated liquidation value of such real estate assets, and provide for impairment if such undiscounted cash flows are insufficient to recover the carrying amount of the real estate assets. If impaired, the real estate asset will be written down to its estimated fair value.

Lessee, Leases Policy
Leases
The Company determines if an arrangement is a lease at inception. Operating leases in which the Company is the lessee are included in operating lease right-of-use
(“ROU”) assets and operating lease liabilities in the consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s lease typically does not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made in advance and excludes lease incentives if there were any. The Company’s lease term may include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Leases
The Company determines if an arrangement is a lease at inception. Operating leases in which the Company is the lessee are included in operating lease right-of-use
(“ROU”) assets and operating lease liabilities in the consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s lease typically does not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made in advance and excludes lease incentives if there were any. The Company’s lease term may include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Revenue Recognition
Revenue Recognition
Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
Interest Income:
Interest income is accrued based upon the outstanding principal amount and contractual terms of the loans and preferred equity investments that the Company expects to collect and it is accrued and recorded on a daily basis. Discounts and premiums on investments purchased are accreted or amortized over the expected life of the respective loan using the effective yield method, and are included in interest income in the consolidated statements of operations. Loan origination fees and exit fees, net of portions attributable to obligations under participation agreements, are capitalized and amortized or accreted to interest income over the life of the investment using the effective yield method. Income accrual is generally suspended for loans at the earlier of the date at which payments become 90 days past due or when, in the opinion of the Manager, recovery of income and principal becomes doubtful. Outstanding interest receivable is assessed for recoverability. Interest is then recorded on the basis of cash received until accrual is resumed when the loan becomes contractually current and performance is demonstrated to be resumed. Interest payments received on non-accrual
loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability.
The Company holds loans in its portfolio that contain
paid-in-kind
(“PIK”) interest provisions. The PIK interest, which represents contractually deferred interest that is added to the principal balance that is due at maturity, is recorded on the accrual basis.
Real Estate Operating Revenues:
Real estate operating revenue is derived from leasing of space to various types of tenants. The leases are for fixed terms of varying length and generally provide for annual rent increases and expense reimbursements to be paid in monthly installments. Lease revenue, or rental income from leases, is recognized on a straight-line basis over the term of the respective leases. Additionally, the Company recorded above- and below-market lease intangibles, which are included in real estate owned, net, in connection with the acquisition of the real estate properties. These intangible assets and liabilities are amortized to lease revenue over the remaining contractual lease term.
Other Revenues:
Prepayment fee income is recognized as prepayments occur. All other income is recognized when earned.

Revenue Recognition
Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
Interest Income:
Interest income is accrued based upon the outstanding principal amount and contractual terms of the loans and preferred equity investments that the Company expects to collect and it is accrued and recorded on a daily basis. Discounts and premiums on investments purchased are accreted or amortized over the expected life of the respective loan using the effective yield method, and are included in interest income in the consolidated statements of operations. Loan origination fees and exit fees, net of portions attributable to obligations under participation agreements, are capitalized and amortized or accreted to interest income over the life of the investment using the effective yield method. Income accrual is generally suspended for loans at the earlier of the date at which payments become 90 days past due or when, in the opinion of the Manager, recovery of income and principal becomes doubtful. Outstanding interest receivable is assessed for recoverability. Interest is then recorded on the basis of cash received until accrual is resumed when the loan becomes contractually current and performance is demonstrated to be resumed. Interest payments received on non-accrual
loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability.
The Company holds loans in its portfolio that contain
paid-in-kind
(“PIK”) interest provisions. The PIK interest, which represents contractually deferred interest that is added to the principal balance that is due at maturity, is recorded on the accrual basis.
Real Estate Operating Revenues:
Real estate operating revenue is derived from leasing of space to various types of tenants. The leases are for fixed terms of varying length and generally provide for annual rent increases and expense reimbursements to be paid in monthly installments. Lease revenue, or rental income from leases, is recognized on a straight-line basis over the term of the respective leases. Additionally, the Company recorded above- and below-market lease intangibles, which are included in real estate owned, net, in connection with the acquisition of the real estate properties. These intangible assets and liabilities are amortized to lease revenue over the remaining contractual lease term.
Other Revenues:
Prepayment fee income is recognized as prepayments occur. All other income is recognized when earned.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments, with original maturities of ninety days or less when purchased, as cash equivalents. Cash and cash equivalents are exposed to concentrations of credit risk. The Company maintains all of its cash at financial institutions which, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation.
Restricted cash represents cash held as additional collateral by the Company on behalf of the borrowers related to the investments in loans or preferred equity instruments for the purpose of such borrowers making interest and property-related operating payments. Restricted cash is not available for general corporate purposes. The related liability is recorded in “
Interest reserve and other deposits held on investments
” on the consolidated balance sheets.
Cash held in escrow by lender represents amounts funded to an escrow account for debt services and tenant improvements.
The following table provides a reconciliation of cash, cash equivalents and restricted cash in the Company’s consolidated balance sheets to the total amount shown in its consolidated statements of cash flows:

	March 31,
	2022	2021
Cash and cash equivalents	$9,858,153	$18,464,161
Restricted cash	8,058,767	7,096,549
Cash held in escrow by lender (1)	7,651,900	2,039,349

Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$25,568,820	$27,600,059

(1)
The Company has a cash management account with the lender to collect rental payment on the property used as collateral for a mortgage loan payable. As of March 31, 2022, approximately $3.8 million of the cash in the account was available for operational needs.

Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments, with original maturities of ninety days or less when purchased, as cash equivalents. Cash and cash equivalents are exposed to concentrations of credit risk. The Company maintains all of its cash at financial institutions which, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation.
Restricted cash represents cash held as additional collateral by the Company on behalf of the borrowers related to the investments in loans or preferred equity instruments for the purpose of such borrowers making interest and property-related operating payments. Restricted cash is not available for general corporate purposes. The related liability is recorded in “
Interest reserve and other deposits held on investments
” on the consolidated balance sheets.
Cash held in escrow by lender represents amounts funded to an escrow account for debt services and tenant improvements.
The following table provides a reconciliation of cash, cash equivalents and restricted cash in the Company’s consolidated balance sheets to the total amount shown in its consolidated statements of cash flows:

	December 31,
	2021	2020
Cash and cash equivalents	$35,783,956	$18,607,952
Restricted cash	7,411,811	12,145,616
Cash held in escrow by lender	7,902,880	2,166,755

Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$51,098,647	$32,920,323

Participation Interests
Participation Interests
Loan participations from the Company which do not qualify for sale treatment remain on the Company’s consolidated balance sheets and the proceeds are recorded as obligations under participation agreements. For the investments for which participation has been granted, the interest earned on the entire loan balance is recorded within “
Interest income
” and the interest related to the participation interest is recorded within “
Interest expense from obligations under participation agreements
” in the consolidated statements of operations. Interest expense from obligations under participation agreement is reversed when recovery of interest income on the related loan becomes doubtful. See “
Obligations under Participation Agreements
” in Note 8 for additional information.

Participation Interests
Loan participations from the Company which do not qualify for sale treatment remain on the Company’s consolidated balance sheets and the proceeds are recorded as obligations under participation agreements. For the investments for which participation has been granted, the interest earned on the entire loan balance is recorded within “
Interest income
” and the interest related to the participation interest is recorded within “
Interest expense from obligations under participation agreements
” in the consolidated statements of operations. Interest expense from obligations under participation agreement is reversed when recovery of interest income on the related loan becomes doubtful. See “
Obligations under Participation Agreements
” in Note 9 for additional information.

Term Loan
Term Loan
The Company previously financed certain of its senior loans through borrowings under an indenture and credit agreement. The Company accounted for the borrowings as a term loan, which was carried at the contractual amount (cost), net of unamortized deferred financing fees. On February 18, 2022, the Company refinanced the Term Loan (as defined below) with a new repurchase agreement. See “Term Loan” in Note 8 for additional information.

Term Loan
The Company finances certain of its senior loans through borrowings under an indenture and credit agreement. The Company accounts for the borrowings as a term loan, which is carried at the contractual amount (cost), net of unamortized deferred financing fees.

Repurchase Agreements
Repurchase Agreements
The Company finances certain of its senior loans held for investment through repurchase transactions under master repurchase agreements. The Company accounts for the repurchase transactions as secured borrowing transactions, which are carried at their contractual amounts (cost), net of unamortized deferred financing fees. See “Repurchase Agreements” in Note 8 for additional information.

Repurchase Agreement
The Company financed certain of its senior loans through repurchase transactions under a master repurchase agreement. The Company accounted for the repurchase transactions as secured borrowing transactions, which are carried at their contractual amounts (cost), net of unamortized deferred financing fees.

Fair Value Measurement Policy
Fair Value Measurements
United States generally accepted accounting principles (“U.S. GAAP”) establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The Company has not elected the fair value option for its financial instruments, including loans held for investment, loans held for investment acquired through participation, obligations under participation agreements, secured borrowing, unsecured notes, mortgage loan payable, term loan payable, repurchase agreement payment and revolving line of credit. Such financial instruments are carried at cost, less impairment, where applicable. Marketable securities are financial instruments that are reported at fair value.

Fair Value Measurements
United States generally accepted accounting principles (“U.S. GAAP”) establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The Company has not elected the fair value option for its financial instruments, including loans held for investment, loans held for investment acquired through participation, obligations under participation agreements, secured borrowing, unsecured notes, mortgage loan payable, term loan payable, repurchase agreement payment and revolving line of credit. Such financial instruments are carried at cost, less impairment, where applicable. Marketable securities are financial instruments that are reported at fair value.

Deferred Financing Costs Policy
Deferred Financing Costs
Deferred financing costs represent fees and expenses incurred in connection with obtaining financing for investments. These costs are presented in the consolidated balance sheets as a direct deduction of the debt liability to which the costs pertain. These costs are amortized using the effective interest method and are included in interest expense on the applicable borrowings in the consolidated statements of operations over the life of the borrowings.

Deferred Financing Costs
Deferred financing costs represent fees and expenses incurred in connection with obtaining financing for investments. These costs are presented in the consolidated balance sheets as a direct deduction of the debt liability to which the costs pertain. These costs are amortized using the effective interest method and are included in interest expense on the applicable borrowings in the consolidated statements of operations over the life of the borrowings.

Assets held for sale
Assets Held for Sale
The Company generally classifies real estate assets as held for sale when it has entered into a contract to sell the property, all material due diligence requirements have been satisfied, the Company received a non-refundable
deposit, and it is probable that the disposition will occur within one year.

Income Taxes
Income Taxes
The Company has elected to be taxed as a REIT under the Internal Revenue Code commencing with the taxable year ended December 31, 2016. In order to qualify as a REIT, the Company is required, among other things, to distribute at least 90% of its REIT net taxable income to the stockholders and meet certain tests regarding the nature of its income and assets. As a REIT, the Company is not subject to federal income taxes on income and gains distributed to the stockholders as long as certain requirements are satisfied, principally relating to the nature of income and the level of distributions, as well as other factors. If the Company fails to continue to qualify as a REIT in any taxable year and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal and state income taxes at regular corporate rates (including any applicable alternative minimum tax for taxable years before 2018) beginning with the year in which it fails to qualify and may be precluded from being able to elect to be treated as a REIT for the Company’s four subsequent taxable years. Any gains from the sale of foreclosed properties within two years are subject to U.S. federal and state income taxes at regular corporate rates. As of March 31, 2022, the Company has satisfied all the requirements for a REIT.
The Company did not have any uncertain tax positions that met the recognition or measurement criteria of Accounting Standards Codification (“ASC”)
740-10-25,
Income Taxes
, nor did the Company have any unrecognized tax benefits as of the periods presented herein. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in its consolidated statements of operations. For the three months ended March 31, 2022 and 2021, the Company did not incur any interest or penalties. Although the Company files federal and state tax returns, its major tax jurisdiction is federal. The Company’s 2018-2020 federal tax returns remain subject to examination by the Internal Revenue Service.

Income Taxes
The Company has elected to be taxed as a REIT under the Internal Revenue Code commencing with the taxable year ended December 31, 2016. In order to qualify as a REIT, the Company is required, among other things, to distribute at least 90% of its REIT net taxable income to the stockholders and meet certain tests regarding the nature of its income and assets. As a REIT, the Company is not subject to federal income taxes on income and gains distributed to the stockholders as long as certain requirements are satisfied, principally relating to the nature of income and the level of distributions, as well as other factors. If the Company fails to continue to qualify as a REIT in any taxable year and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal and state income taxes at regular corporate rates (including any applicable alternative minimum tax for taxable years before 2018) beginning with the year in which it fails to qualify and may be precluded from being able to elect to be treated as a REIT for the Company’s four subsequent taxable years. Any gains from the sale of foreclosed properties within two years are subject to U.S. federal and state income taxes at regular corporate rates. As of December 31, 2021, the Company has satisfied all the requirements for a REIT.
The Company did not have any uncertain tax positions that met the recognition or measurement criteria of Accounting Standards Codification (“ASC”)
740-10-25,
Income Taxes
, nor did the Company have any unrecognized tax benefits as of the periods presented herein. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in its consolidated statements of operations. For the years ended December 31, 2021 and 2020, the Company did not incur any interest or penalties. Although the Company files federal and state tax returns, its major tax jurisdiction is federal. The Company’s 2018-2020 federal tax returns remain subject to examination by the Internal Revenue Service.

Earnings Per Share
Earnings Per Share
The Company has a simple equity capital structure with only common stock and preferred stock outstanding. As a result, earnings per share, as presented, represent both basic and dilutive per-share
amounts for the periods presented in the consolidated financial statements. Income per basic share of common stock is calculated by dividing net income allocable to common stock by the weighted-average number of shares of common stock issued and outstanding during such period.

Earnings Per Share
The Company has a simple equity capital structure with only common stock and preferred stock outstanding. As a result, earnings per share, as presented, represent both basic and dilutive per-share
amounts for the periods presented in the consolidated financial statements. Income per basic share of common stock is calculated by dividing net income allocable to common stock by the weighted-average number of shares of common stock issued and outstanding during such period.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may ultimately differ from those estimates, and those differences could be material.
The coronavirus
(“COVID-19”)
pandemic has had a significant impact on local, national and global economies and has resulted in a world-wide economic slowdown. However, after two years into the
COVID-19
pandemic, the real estate market has started to recover from the dislocation it experienced. A strong pace of vaccination along with aggressive fiscal stimulus, has improved the outlook for the real estate market. The Company continues to closely monitor the impact of the
COVID-19
pandemic on all aspects of its investments and operations. The Company believes the estimates and assumptions underlying its financial statements are reasonable and supportable based on the information available as of March 31, 2022; however, the extent to which the
COVID-19
pandemic may impact the Company’s investments and operations going forward will depend on future developments, which are highly uncertain and cannot be predicted with confidence. These developments include the duration of the outbreak, the impact of the global vaccination effort, any new strains of the virus that are resistant to available vaccines, the impact of government stimulus, new information that may emerge concerning the severity of the
COVID-19
pandemic, and actions taken by federal, state and local agencies as well as the general public to contain the
COVID-19
pandemic or treat its impact, among others. Accordingly, any estimates and assumptions as of March 31, 2022 are inherently less certain than they would be absent the current and potential impacts of the
COVID-19
pandemic.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may ultimately differ from those estimates, and those differences could be material.
The coronavirus
(“COVID-19”)
pandemic has had a significant impact on local, national and global economies and has resulted in a world-wide economic slowdown. However, after two years into the
COVID-19
pandemic, the real estate market has started to recover from the dislocation it experienced over the past year. A strong pace of vaccination along with aggressive fiscal stimulus, has improved the outlook for the real estate market. The Company continues to closely monitor the impact of the
COVID-19
pandemic on all aspects of its investments and operations. The Company believes the estimates and assumptions underlying its financial statements are reasonable and supportable based on the information available as of December 31, 2021; however, the extent to which the
COVID-19
pandemic may impact the Company’s investments and operations going forward will depend on future developments, which are highly uncertain and cannot be predicted with confidence. These developments include the duration of the outbreak, the impact of the global vaccination effort, any new strains of the virus that are resistant to available vaccines, the impact of government stimulus, new information that may emerge concerning the severity of the
COVID-19
pandemic, and actions taken by federal, state and local agencies as well as the general public to contain the
COVID-19
pandemic or treat its impact, among others. Accordingly, any estimates and assumptions as of December 31, 2021 are inherently less certain than they would be absent the current and potential impacts of the
COVID-19
pandemic.

Segment Reporting
Segment Information
The Company’s primary business is originating, acquiring and structuring real estate-related loans related to high quality commercial real estate. From time to time, the Company may acquire real estate encumbering the senior loans through foreclosure. However, management treats the operations of the real estate acquired through foreclosure as the continuation of the original senior loans. The Company operates in a single segment focused on mezzanine loans, other loans and preferred equity investments, and to a lesser extent, owning and managing real estate.

Segment Information
The Company’s primary business is originating, acquiring and structuring real estate-related loans related to high quality commercial real estate. From time to time, the Company may acquire real estate encumbering the senior loans through foreclosure. However, management treats the operations of the real estate acquired through foreclosure as the continuation of the original senior loans. The Company operates in a single segment focused on mezzanine loans, other loans and preferred equity investments, and to a lesser extent, owning and managing real estate.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
ASU
2016-13
introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. In April 2019, the FASB issued additional amendments to clarify the scope of ASU
2016-13
and address issues related to accrued interest receivable balances, recoveries, variable interest rates and prepayments, among other things. In May 2019, the FASB issued ASU
2019-05
— Targeted Transition Relief, which provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. In October 2019, the FASB decided that for smaller reporting companies, ASU
2016-13
and related amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company meets the definition of a smaller reporting company under the regulation of the Securities and Exchange Commission. As such, the Company will adopt this ASU and related amendments on January 1, 2023. Management is currently evaluating the impact this change will have on the Company’s consolidated financial statements and disclosures.
London Interbank Offered Rate (“LIBOR”) is a benchmark interest rate referenced in a variety of agreements that are used by all types of entities. In July 2017, the U.K. Financial Conduct Authority, which regulates the LIBOR administrator, ICE Benchmark Administration Limited (“IBA”), announced that it would cease to compel banks to participate in setting LIBOR as a benchmark by the end of 2021, which has subsequently been delay to June 30, 2023. In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU
2020-04”).
The amendments in ASU
2020-04
provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848), which expanded the scope of Topic 848 to include derivative instruments impacted by discounting transition (“ASU
2021-01”).
ASU
2020-04
and ASU
2021-01
are effective for all entities through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. In the event LIBOR is unavailable, the Company’s investment documents provide for a substitute index, on a basis generally consistent with market practice, intended to put the Company in substantially the same economic position as LIBOR. As a result, the Company does not expect the reference rate reform and the adoption of ASU
2020-04
and ASU
2021-01
to have a material impact on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
ASU
2016-13
introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. In April 2019, the FASB issued additional amendments to clarify the scope of ASU
2016-13
and address issues related to accrued interest receivable balances, recoveries, variable interest rates and prepayments, among other things. In May 2019, the FASB issued ASU
2019-05
— Targeted Transition Relief, which provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. In October 2019, the FASB decided that for smaller reporting companies, ASU
2016-13
and related amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company meets the definition of a smaller reporting company under the regulation of the Securities and Exchange Commission. As such, the Company will adopt this ASU and related amendments on January 1, 2023. Management is currently evaluating the impact this change will have on the Company’s consolidated financial statements and disclosures.
London Interbank Offered Rate (“LIBOR”) is a benchmark interest rate referenced in a variety of agreements that are used by all types of entities. In July 2017, the U.K. Financial Conduct Authority, which regulates the LIBOR administrator, ICE Benchmark Administration Limited (“IBA”), announced that it would cease to compel banks to participate in setting LIBOR as a benchmark by the end of 2021, which has subsequently been delay to June 30, 2023. In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU
2020-04”).
The amendments in ASU
2020-04
provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848), which expanded the scope of Topic 848 to include derivative instruments impacted by discounting transition (“ASU
2021-01”).
ASU
2020-04
and ASU
2021-01
are effective for all entities through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. In the event LIBOR is unavailable, the Company’s investment documents provide for a substitute index, on a basis generally consistent with market practice, intended to put the Company in substantially the same economic position as LIBOR. As a result, the Company does not expect the reference rate reform and the adoption of ASU
2020-04
and ASU
2021-01
to have a material impact on its consolidated financial statements and disclosures.